Steven I. Koszalka Secretary American Funds Target Date Retirement Series 333 South Hope Street Los Angeles, California 90071-1406 (213) 486-9447 siik@capgroup.com

January 5, 2016

Document Control

Division of Investment Management

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re: American Funds Target Date Retirement Series

File No. 333-138648 and No. 811-21981

Dear Sir or Madam:

Pursuant to Rule 497(j), I hereby certify that no changes have been made to the forms of prospectus and Statement of Additional Information since the electronic filing on December 30, 2015 of Registrant’s Post-Effective Amendment No. 23 under the Securities Act of 1933 and Amendment No. 25 under the Investment Company Act of 1940, both as amended.

Sincerely,

/s/ Steven I. Koszalka

Steven I. Koszalka